Leases - Analysis of Lease Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
At January 1,	$ 8,751	$ 7,856	$ 8,551
Lease reassesment	539	369	0
Additions	3,018	1,105	0
Accretion of interest	717	678	606
Payments	(1,264)	(1,257)	(1,301)
At December 31,	11,761	8,751	7,856
Current	1,677	1,095	911
Non-current	$ 10,084	$ 7,656	$ 6,945